UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549


                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-4323


                           IXIS Advisor Funds Trust I
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                399 Boylston Street, Boston, Massachusetts 02116
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                           Coleen Downs Dinneen, Esq.
                    IXIS Asset Management Distributors, L.P.
                               399 Boylston Street
                           Boston, Massachusetts 02116
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code: (617) 449-2810

Date of fiscal year end: September 30

Date of reporting period: June 30, 2005

ITEM I SCHEDULE OF INVESTMENTS

LOOMIS SAYLES CORE PLUS BOND FUND -- SCHEDULE OF INVESTMENTS

Investments as of June 30, 2005
(unaudited)

  Principal
    Amount          Description                                              Value (a)
------------------------------------------------------------------------------------------
Bonds and Notes -- 98.4% of Total Net Assets
                    Aerospace & Defense -- 0.6%
$    1,400,000      Northrop Grumman Corp.
                    7.125%, 2/15/2011                                       $ 1,583,351
                                                                            -----------

                    Asset Backed Securities -- 9.0%
     2,000,000      American Express Credit Account Master Trust,
                    Series 2003-4, Class A 1.690%, 1/15/2009                  1,958,809
       690,000      AmeriCredit Automobile Receivables Trust,
                    Series 2003-D-M, Class A-4 2.840%, 8/06/2010                679,617
     3,755,000      BMW Vehicle Owner Trust, Series 2004-A, Class A4
                    3.320%, 2/25/2009                                         3,710,958
     3,675,000      Citibank Credit Card Issuance Trust,
                    Series 2003-A2, Class A2 2.700%, 1/15/2008                3,653,987
     3,430,000      Countrywide Asset-Backed Certificates, Series 2003-5,
                    Class AF4 4.905%, 8/25/2032                               3,434,812
       790,000      Countrywide Asset-Backed Certificates, Series 2004-S1,
                    Class A2 3.872%, 3/25/2020                                  782,208
     1,095,000      Countrywide Asset-Backed Certificates, Series 2004-S1,
                    Class A3 4.615%, 2/25/2035                                1,091,023
     1,730,000      Ford Credit Auto Owner Trust, Series 2004-A, Class A4
                    3.540%, 11/15/2008                                        1,714,184
     1,500,000      GS Mortgage Securities Corp. II, Series 2005-GG4,
                    Class A4A 4.751%, 7/10/2039                               1,521,260
     1,710,000      LB-UBS Commercial Mortgage Trust, Series 2005-C3,
                    Class A3 4.647%, 7/15/2030                                1,727,100
     1,850,000      Residential Asset Securities Corp., Series 2003-KS10,
                    Class AI4 4.470%, 3/25/2032                               1,851,246
     1,000,000      WFS Financial Owner Trust, Series 2004-4, Class A3
                    2.980%, 9/17/2009                                           988,220
       515,000      WFS Financial Owner Trust, Series 2004-4, Class A4
                    3.440%, 5/17/2012                                           508,459
                                                                            -----------
                                                                             23,621,883
                                                                            -----------

                    Automotive -- 2.2%
     1,510,000      Ford Motor Credit Co., Global Note
                    5.625%, 10/01/2008                                  (c)   1,438,995
     1,565,000      General Motors Acceptance Corp.
                    8.000%, 11/01/2031                                        1,396,517
     2,880,000      Navistar International Corp., Senior Subordinated
                    Note 9.375%, 6/01/2006                                    2,980,800
                                                                            -----------
                                                                              5,816,312
                                                                            -----------

                    Banking -- 1.5%
     1,400,000      Chevy Chase Bank FSB, Subordinated Note
                    6.875%, 12/01/2013                                        1,445,500
       715,000      JPMorgan Chase & Co., Global Subordinated Note
                    5.750%, 1/02/2013                                           766,058
       540,000      Reed Elsevier Capital
                    4.625%, 6/15/2012                                           537,510
     1,200,000      State Street Institutional Capital A, Series A,
                    Guaranteed Note, 144A 7.940%, 12/30/2026                  1,301,082
                                                                            -----------
                                                                              4,050,150
                                                                            -----------

                    Beverage -- 1.4%
     3,125,000      Cia Brasileira de Bebidas, Guaranteed Note
                    8.750%, 9/15/2013                                         3,613,281
                                                                            -----------

                    Brokerage -- 1.1%
       675,000      Goldman Sachs Group, Inc., Senior Note
                    6.600%, 1/15/2012                                           750,204
     1,995,000      Lehman Brothers Holdings, Inc.
                    7.000%, 2/01/2008                                         2,130,065
                                                                            -----------
                                                                              2,880,269
                                                                            -----------

                    Chemicals -- 2.3%
       865,000      Church & Dwight Co., Inc.
                    6.000%, 12/15/2012                                  (c)     873,650
     1,532,000      Eastman Chemical Co.
                    6.300%, 11/15/2018                                        1,697,396
     1,470,000      ICI Wilmington, Inc., Guaranteed Note
                    5.625%, 12/01/2013                                        1,525,181
     1,665,000      Lubrizol Corp.
                    6.500%, 10/01/2034                                        1,838,052
                                                                            -----------
                                                                              5,934,279
                                                                            -----------

                    Construction Machinery -- 0.6%
     1,600,000      Case New Holland, Inc., Senior Note, 144A
                    9.250%, 8/01/2011                                         1,680,000
                                                                            -----------

                    Consumer Products -- 0.5%
     1,375,000      Jostens IH Corp., Senior Subordinated Note
                    7.625%, 10/01/2012                                        1,357,812
                                                                            -----------

                    Electric -- 4.5%
     1,455,000      Duke Energy Corp., Senior Note
                    4.200%, 10/01/2008                                        1,449,785
     2,030,000      Empresa Nacional de Electricidad SA, Chile
                    8.350%, 8/01/2013                                         2,357,717
     1,325,000      Enersis SA, Chile
                    7.375%, 1/15/2014                                         1,430,136
     2,150,000      FirstEnergy Corp., Series B
                    6.450%, 11/15/2011                                        2,349,146
     1,325,000      Ipalco Enterprises, Inc., Senior Secured Note
                    8.375%, 11/14/2008                                        1,427,687
       915,000      Progress Energy, Inc.
                    7.100%, 3/01/2011                                         1,019,279
     1,450,000      Southern California Edison Co.
                    7.625%, 1/15/2010                                         1,634,321
                                                                            -----------
                                                                             11,668,071
                                                                            -----------

                    Food and Beverage -- 1.1%
       788,000      Dean Foods Co., Senior Note
                    6.900%, 10/15/2017                                          823,460
       150,000      Del Monte Corp., Senior Subordinated Note, 144A
                    6.750%, 2/15/2015                                           153,000
       225,000      Kraft Foods, Inc.
                    5.250%, 10/01/2013                                          234,133
     1,675,000      Kraft Foods, Inc.
                    5.625%, 11/01/2011                                        1,776,879
                                                                            -----------
                                                                              2,987,472
                                                                            -----------

                    Foreign Local Governments -- 2.8%
     3,000,000      Pemex Finance, Ltd., Series 1998, Class 18NT
                    9.150%, 11/15/2018                                        3,701,430
     3,265,000      Pemex Project Funding Master Trust
                    7.875%, 2/01/2009                                         3,567,012
                                                                            -----------
                                                                              7,268,442
                                                                            -----------

                    Gaming -- 0.5%
       450,000      Harrah's Operating Co., Inc., Guaranteed Senior Note
                    7.500%, 1/15/2009                                           491,526
       770,000      Harrah's Operating Co., Inc., Senior Note
                    7.125%, 6/01/2007                                           808,091
                                                                            -----------
                                                                              1,299,617
                                                                            -----------

                    Government Agencies -- 8.0%
    10,400,000      FHLMC
                    2.875%, 12/15/2006                                       10,265,143
     2,750,000      FHLMC
                    3.220%, 6/20/2007 (SGD)                                   1,664,816
   140,000,000      FNMA
                    1.750%, 3/26/2008 (JPY)                                   1,316,768
     6,600,000      FNMA
                    2.290%, 2/19/2009 (SGD)                                   3,921,108
     3,710,000      FNMA
                    5.250%, 1/15/2009                                         3,871,281
                                                                            -----------
                                                                             21,039,116
                                                                            -----------

                    Healthcare -- 0.8%
     1,925,000      HCA, Inc.
                    6.950%, 5/01/2012                                         2,045,345
                                                                            -----------

                    Home Construction -- 0.8%
       595,000      D.R. Horton, Inc.
                    5.625%, 9/15/2014                                           594,143
       300,000      D.R. Horton, Inc.
                    6.125%, 1/15/2014                                           310,268
     1,315,000      Pulte Homes, Inc., Senior Note
                    4.875%, 7/15/2009                                         1,317,005
                                                                            -----------
                                                                              2,221,416
                                                                            -----------

                    Independent Energy -- 0.6%
       480,000      Chesapeake Energy Corp., Senior Note, 144A
                    6.375%, 6/15/2015                                           492,000
       990,000      Pioneer Natural Resources Co., Senior Note
                    6.500%, 1/15/2008                                         1,025,615
                                                                            -----------
                                                                              1,517,615
                                                                            -----------

                    Industrial Other -- 1.1%
     2,865,000      Aramark Services, Inc., Guaranteed Note
                    7.000%, 7/15/2006                                         2,929,835
                                                                            -----------

                    Insurance -- 1.0%
     1,325,000      Axis Capital Holdings
                    5.750%, 12/01/2014                                        1,372,203
     1,315,000      WellPoint, Inc.
                    3.750%, 12/14/2007                                        1,298,069
                                                                            -----------
                                                                              2,670,272
                                                                            -----------

                    Media - Broadcasting & Publishing -- 0.9%
       620,000      Cox Communications, Inc.
                    5.450%, 12/15/2014                                  (c)     632,819
     1,290,000      Time Warner, Inc.
                    7.700%, 5/01/2032                                         1,631,880
                                                                            -----------
                                                                              2,264,699
                                                                            -----------

                    Media Cable -- 2.9%
     2,000,000      CSC Holdings, Inc., Senior Note
                    7.625%, 7/15/2018                                         1,930,000
       515,000      CSC Holdings, Inc., Senior Note
                    7.875%, 2/15/2018                                           507,275
     1,540,000      Rogers Cable, Inc.
                    6.750%, 3/15/2015                                         1,570,800
     4,000,000      Shaw Communications, Inc., Senior Note
                    7.400%, 10/17/2007 (CAD)                                  3,495,383
                                                                            -----------
                                                                              7,503,458
                                                                            -----------

                    Media Non Cable -- 0.5%
     1,435,000      Clear Channel Communications, Inc., Global Note
                    4.250%, 5/15/2009                                         1,382,864
                                                                            -----------

                    Metals and Mining -- 0.9%
     2,300,000      International Steel Group, Inc.
                    6.500%, 4/15/2014                                         2,208,000
        70,000      Texas Industries, Inc., Senior Note, 144A
                    7.250%, 7/15/2013                                            71,750
                                                                            -----------
                                                                              2,279,750
                                                                            -----------

                    Mortgage Related -- 24.7%
     2,750,135      FHLMC
                    4.000%, 7/01/2019                                         2,690,303
     7,944,868      FHLMC
                    4.500%,  with various maturities to 2034            (e)   7,861,414
     9,422,166      FHLMC
                    5.000%,  with various maturities to 2034            (e)   9,463,573
     2,327,499      FHLMC
                    5.500%,  with various maturities to 2018            (e)   2,390,157
     5,455,004      FNMA
                    4.000%,  with various maturities to 2019            (e)   5,345,895
     8,646,098      FNMA
                    5.000%,  with various maturities to 2034            (e)   8,668,466
    12,945,294      FNMA
                    5.500%,  with various maturities to 2035            (e)  13,162,549
     2,939,072      FNMA
                    6.000%,  with various maturities to 2034            (e)   3,026,627
     4,700,096      FNMA
                    6.500%,  with various maturities to 2034            (e)   4,869,044
       502,290      FNMA
                    7.000%,  with various maturities to 2030            (e)     529,838

       535,201      FNMA
                    7.500%,  with various maturities to 2032            (e)     571,942
     1,650,456      GNMA
                    5.500%, 2/20/2034                                         1,683,522
       643,046      GNMA
                    6.000%, 1/15/2029                                           664,720
     1,833,384      GNMA
                    6.500%,  with various maturities to 2032            (e)   1,917,377
       827,578      GNMA
                    7.000%,  with various maturities to 2029            (e)     878,492
       233,113      GNMA
                    7.500%,  with various maturities to 2030            (e)     250,455
        92,988      GNMA
                    8.000%, 11/15/2029                                          100,540
       275,263      GNMA
                    8.500%,  with various maturities to 2023            (e)     302,126
        28,375      GNMA
                    9.000%,  with various maturities to 2016            (e)      30,924
        70,854      GNMA
                    11.500%,  with various maturities to 2015           (e)      79,371
                                                                            -----------
                                                                             64,487,335
                                                                            -----------

                    Non - Captive Consumer Financial -- 1.5%
     1,305,000      Capital One Bank
                    6.500%, 6/13/2013                                         1,435,805
     1,380,000      Countrywide Home Loans, Inc., (MTN)
                    5.500%, 8/01/2006                                         1,400,736
       982,000      Household Finance Corp.
                    5.750%, 1/30/2007                                         1,007,232
                                                                            -----------
                                                                              3,843,773
                                                                            -----------

                    Non - Captive Diversified Financial -- 0.5%
       500,000      General Electric Capital Corp., Series E, (MTN)
                    1.725%, 6/27/2008 (SGD)                                     291,896
     1,080,000      International Lease Finance Corp., Global Note
                    5.625%, 6/01/2007                                         1,107,154
                                                                            -----------
                                                                              1,399,050
                                                                            -----------

                    Oil & Gas -- 1.0%
       525,000      Enterprise Products Operating, LP
                    4.950%, 6/01/2010                                           527,470
     1,750,000      Transocean Sedco Forex, Inc.
                    6.625%, 4/15/2011                                         1,965,567
                                                                            -----------
                                                                              2,493,037
                                                                            -----------

                    Paper -- 3.9%
     3,165,000      Abitibi-Consolidated Finance, LP
                    7.875%, 8/01/2009                                         3,228,300
     1,495,000      Abitibi-Consolidated, Inc.
                    8.550%, 8/01/2010                                         1,558,538
     1,200,000      Georgia-Pacific Corp.
                    7.375%, 12/01/2025                                        1,297,500
       755,000      Georgia-Pacific Corp.
                    7.750%, 11/15/2029                                          848,431
       480,000      Georgia-Pacific Corp.
                    8.875%, 5/15/2031                                           594,000
     2,705,000      International Paper Co.
                    4.000%, 4/01/2010                                         2,614,131
                                                                            -----------
                                                                             10,140,900
                                                                            -----------

                    Pharmaceuticals -- 2.1%
     1,470,000      Caremark Rx, Inc., Senior Note
                    7.375%, 10/01/2006                                        1,518,716
     1,250,000      Medco Health Solutions
                    7.250%, 8/15/2013                                         1,407,121
     2,750,000      Valeant Pharmaceuticals International, Senior Note
                    7.000%, 12/15/2011                                        2,695,000
                                                                            -----------
                                                                              5,620,837
                                                                            -----------

                    Pipelines -- 1.3%
       520,000      Enterprise Products Operating, LP, Series B, Senior Note
                    4.625%, 10/15/2009                                          517,676
     2,464,000      Kinder Morgan Energy Partners, LP
                    7.125%, 3/15/2012                                         2,790,544
                                                                            -----------
                                                                              3,308,220
                                                                            -----------

                    Railroads -- 0.4%
     1,155,000      CSX Corp.
                    4.875%, 11/01/2009                                        1,173,118
                                                                            -----------

                    Real Estate Investment Trusts -- 1.9%
       195,000      Colonial Realty, LP, Senior Note
                    4.750%, 2/01/2010                                           193,469
     2,040,000      EOP Operating, LP, Guaranteed Note
                    4.650%, 10/01/2010                                        2,035,147
     1,250,000      iStar Financial, Inc., Senior Note
                    6.000%, 12/15/2010                                        1,300,180
     1,340,000      Simon Property Group, LP
                    6.375%, 11/15/2007                                        1,398,953
                                                                            -----------
                                                                              4,927,749
                                                                            -----------

                    Refining -- 0.2%
       515,000      Premcor Refining Group (The), Inc., Senior Note
                    7.500%, 6/15/2015                                           563,925
                                                                            -----------

                    Sovereigns -- 1.6%
     3,180,000      Canada Government
                    5.500%, 6/01/2010 (CAD)                                   2,849,236
     9,195,000      Kingdom of Sweden
                    4.000%, 12/01/2009 (SEK)                                  1,261,717
                                                                            -----------
                                                                              4,110,953
                                                                            -----------

                    Supermarkets -- 2.7%
       970,000      Couche-Tard US, LP/Couche-Tard Finance Corp.,
                    Senior Subordinated Note
                    7.500%, 12/15/2013                                        1,018,500
     2,155,000      Delhaize America, Inc.
                    8.125%, 4/15/2011                                         2,417,014
       560,000      Delhaize America, Inc.
                    9.000%, 4/15/2031                                           699,148
     2,720,000      Fred Meyer, Inc.
                    7.450%, 3/01/2008                                         2,925,847
                                                                            -----------
                                                                              7,060,509
                                                                            -----------

                    Technology -- 0.3%
       665,000      Corning, Inc.
                    6.200%, 3/15/2016                                           694,313
                                                                            -----------

                    Telecommunications -- 0.3%
       730,000      Sprint Capital Corp.
                    6.125%, 11/15/2008                                          769,055
                                                                            -----------

                    Transportation Services -- 0.4%
     1,015,000      Overseas Shipholding Group, Senior Note
                    7.500%, 2/15/2024                                           979,475
                                                                            -----------

                    Treasuries -- 5.4%
     2,960,000      U.S. Treasury Bond
                    5.375%, 2/15/2031                                   (c)   3,492,800
       560,000      U.S. Treasury Note
                    2.625%, 5/15/2008                                           544,184
     3,105,000      U.S. Treasury Note
                    3.250%, 8/15/2007                                   (c)   3,079,893
     6,910,000      U.S. Treasury Note
                    3.500%, 11/15/2006                                  (c)   6,902,171
                                                                            -----------
                                                                             14,019,048
                                                                            -----------

                    Wireless -- 0.0%
       100,000      Rogers Wireless, Inc.
                    7.250%, 12/15/2012                                          108,000
                                                                            -----------

                    Wirelines -- 4.6%
     1,095,000      AT&T Corp., Senior Note
                    9.750%, 11/15/2031                                        1,424,869
     1,650,000      GTE Corp.
                    7.900%, 2/01/2027                                         1,787,516
     3,200,000      LCI International, Inc., Senior Note
                    7.250%, 6/15/2007                                         3,104,000
     1,240,000      Qwest Corp.
                    7.200%, 11/10/2026                                        1,116,000
       670,000      Qwest Corp.
                    7.250%, 9/15/2025                                           626,450
     2,080,000      Sprint Capital Corp.
                    6.875%, 11/15/2028                                        2,387,595
     1,675,000      U.S. West Communications, Inc.
                    7.500%, 6/15/2023                                         1,545,188
                                                                            -----------
                                                                             11,991,618
                                                                            -----------
                    Total Bonds and Notes (Identified
                    Cost $252,685,209)                                      257,306,224
                                                                            -----------

  Principal
    Amount          Description                                              Value (a)
------------------------------------------------------------------------------------------
Short Term Investments -- 9.9%

       187,865      Repurchase Agreement with Investors Bank & Trust
                    Co. dated 6/30/2005 at $187,876 on 7/01/2005,
                    collateralized by $186,713 Small Business
                    Administration Bond, 6.375% due 08/25/2014 valued
                    at $197,259                                         (d)     187,865
       591,988      American Beacon Fund, 3.18%, due 7/01/2005          (f)     591,988
       846,530      Bank of Nova Scotia, 3.11%, due 7/11/2005           (f)     846,530
       190,231      Bank of Nova Scotia, 3.16%, due 7/15/2005           (f)     190,231
       475,578      Bank of Nova Scotia, 3.30%, due 7/29/2005           (f)     475,578
       778,954      BGI Institutional Money Market Fund                 (f)     778,954
       777,374      Calyon, 3.09%, due 7/01/2005                        (f)     777,374
       475,578      Clipper Receivables Corp., 3.19%, due 7/14/2005     (f)     475,578
       513,625      Compass Securitization, 3.16%, due 7/11/2005        (f)     513,625
       519,217      Fairway Finance, 3.26%, due 7/25/2005               (f)     519,217
       475,578      Falcon Asset Securitization Corp., 3.17%,
                    due 7/12/2005                                       (f)     475,578
       380,463      General Electric Capital Corp., 3.25%,
                    due 7/08/2005                                       (f)     380,463
       403,204      Goldman Sachs Financial Square Prime Obligations
                    Fund                                                (f)     403,204
       489,656      Greyhawk Funding, 3.26%, due 8/01/2005              (f)     489,656
       475,578      Jupiter Securitization Corp., 3.21%, due 7/15/2005  (f)     475,578
       475,578      Lexington Parker Capital Corp., 3.26%,
                    due 7/19/2005                                       (f)     475,578
        60,878      Merrimac Cash Fund-Premium Class                    (f)      60,878
       730,537      National Australia Bank, 3.26%, due 7/06/2005       (f)     730,537
       475,578      Park Avenue Receivables Corp., 3.23%,
                    due 7/20/2005                                       (f)     475,578
       475,578      Prefco, 3.26%, due 7/26/2005                        (f)     475,578
       371,791      Rabobank Nederland, 3.35%, due 7/01/2005            (f)     371,794
       468,033      Ranger Funding, 3.19%, due 7/15/2005                (f)     468,033
       475,578      Royal Bank of Canada, 3.25%, due 8/05/2005          (f)     475,578
       951,157      Royal Bank of Scotland, 3.29%, due 7/12/2005        (f)     951,157
       475,578      Sheffield Receivables Corp., 3.34%, due 7/15/2005   (f)     475,578
     6,780,000      U.S. Treasury Bill, 2.77%, due 7/14/2005            (g)   6,773,218
     5,980,000      U.S. Treasury Bill, 2.775%, due 7/14/2005           (g)   5,974,008
       473,018      Yorktown Capital LLC, 3.24%, due 7/20/2005          (e)     473,018
                                                                            -----------
                    Total Short Term Investments
                    (Identified Cost $25,761,952)                            25,761,952
                                                                            -----------

                    Total Investments -- 108.3%
                    (Identified Cost $278,447,161) (b)                      283,068,176
                    Other assets less liabilities                           (21,617,620)
                                                                           ------------
                    Total Net Assets -- 100%                               $261,450,556
                                                                           ============

(a) Debt securities for which market quotations are readily available (other than short-term obligations with a remaining maturity of less than sixty days) are generally valued at market price on the basis of valuations furnished to the Fund by a pricing service authorized by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Short-term obligations with a remaining maturity of less than sixty days are stated at amortized cost, which approximates market value. Equity securities for which market quotations are readily available are valued at market price on the basis of valuations furnished to the Fund by a pricing service which has been authorized by the Board of Trustees. The pricing service provides the last reported sale price for securities listed on an applicable securities exchange or, if no sale was reported and in the case of over-the-counter securities not so listed, the last reported bid price. Securities traded on the NASDAQ National Market are valued at the NASDAQ Official Closing Price("NOCP"), or if lacking NOCP, at the most recent bid quotations on the NASDAQ National Market. All other securities and assets are valued at their fair value as determined in good faith by the Funds' investment adviser and subadviser, pursuant to the procedures approved by the Board of Trustees.

         The Fund may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing equity securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and /or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value.

         The books and records of the Fund are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(b) Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund's fiscal year for tax purposes. Such adjustments are primarily due to wash sales, return of capital included in dividends received from the Fund's investments in REIT's and interest adjustments on defaulted bonds. Amortization of premium on debt securities is excluded for tax purposes.):

         At June 30, 2005, the net unrealized appreciation on investments based on cost of $279,808,563 for federal income tax purposes was as follows:

         Aggregate gross unrealized appreciation
         for all investments in which there is an
         excess of value over tax cost                                    $   6,507,035
         Aggregate gross unrealized depreciation
         for all investments in which there is an
         excess of tax cost over value                                       (3,247,422)
                                                                          -------------
         Net unrealized appreciation                                      $   3,259,613
                                                                          =============

         At September 30, 2004, the Fund had a capital loss carryover of approximately $23,293,740 of which $1,530,375 expires on September 30, 2008 and $21,763,365 expires on September 30, 2010. These amounts may be available to offset future realized capital gains, if any, to the extent provided by regulations.

(c) All or a portion of this security was on loan to brokers at June 30, 2005. The Fund has entered into an agreement with Investors Bank & Trust Company, as agent of the Fund, to lend securities to certain designated borrowers. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities. The market value of securities on loan to borrowers and the value of collateral held by the Fund with respect to such loans at June 30, 2005 were $12,584,624 and $12,826,861, respectively.

(d) The Fund, through its custodian, receives delivery of the underlying securities collateralizing repurchase agreements. It is the Fund's policy that the market value of the collateral be at least equal to 102% of the repurchase price, including interest. The Fund's investment adviser is responsible for determining that the value of the collateral is at all times at least equal to 102% of the repurchase price, including interest. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon a Fund's ability to dispose of the underlying securities.

(e) The Fund's investment in mortgage related securities of the Federal Home Loan Mortgage Corporation, Federal National Mortgage Association and Government National Mortgage Association are interests in separate pools of mortgages. All separate investments in securities of each issuer which have the same coupon rate have been aggregated for the purpose of presentation in the schedule of investments.

(f)      Represents investments of securities lending collateral.

(g)      Rate is yield to maturity.

FHLMC    Federal Home Loan Mortgage Corporation

FNMA     Federal National Mortgage Association

GNMA     Government National Mortgage Association

MTN      Medium Term Note

144A Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At June 30, 2005, the value of these amounted to $3,697,832 or 1.4% of net assets.

CAD - Canadian Dollar
JPY - Japanese Yen
SEK - Swedish Krona
SGD - Singapore Dollar

ITEM 2. CONTROLS AND PROCEDURES.

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS

(a)(1) Certification for the principal executive officer as required by Rule 30a-2(a) of the Investment Company Act of 1940, as amended (the "Act") filed herewith.

(a)(2) Certification for the principal financial officer as required by Rule 30a-2(a) of the Investment Company Act of 1940, as amended (the "Act") filed herewith.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


                                           IXIS Advisor Funds Trust I

                                           By: /s/ John T. Hailer
                                               -------------------------
                                           Name:  John T. Hailer
                                           Title: President and Chief Executive
                                                  Officer
                                           Date:  August 26, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


                                           By: /s/ John T. Hailer
                                               -------------------------
                                           Name:  John T. Hailer
                                           Title: President and Chief Executive
                                                  Officer
                                           Date:  August 26, 2005


                                           By: /s/ Michael C. Kardok
                                               -------------------------
                                           Name:  Michael C. Kardok
                                           Title: Treasurer
                                           Date:  August 26, 2005